Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 2,982
Increase in provisions recognized in the income statement	1,148
Release of provisions recognized in the income statement	(77)
Provisions used in conformity with designated purpose	(1,795)
Foreign currency translation and other movements	79
Balance at the end of the year	2,336
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	2,586
Increase in provisions recognized in the income statement	866
Release of provisions recognized in the income statement	(47)
Provisions used in conformity with designated purpose	(1,642)
Foreign currency translation and other movements	48
Balance at the end of the year	1,810
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,182
Increase in provisions recognized in the income statement	113
Release of provisions recognized in the income statement	(7)
Provisions used in conformity with designated purpose	(98)
Foreign currency translation and other movements	31
Balance at the end of the year	1,220
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	159
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	(9)
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	6
Balance at the end of the year	156
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	8
Increase in provisions recognized in the income statement	5
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	0
Balance at the end of the year	12
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	308
Increase in provisions recognized in the income statement	81
Release of provisions recognized in the income statement	(2)
Provisions used in conformity with designated purpose	(106)
Foreign currency translation and other movements	5
Balance at the end of the year	286
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	771
Increase in provisions recognized in the income statement	665
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1,435)
Foreign currency translation and other movements	4
Balance at the end of the year	4
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	158
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	(29)
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	1
Balance at the end of the year	$ 132